Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 195,054	$ 189,374	$ 205,063
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense and container impairment	176,596	148,974	104,844
Bad debt (recovery) expense, net	(474)	8,084	1,525
Unrealized gains on interest rate swaps, collars and caps, net	(1,512)	(8,656)	(5,527)
Amortization of debt issuance costs and accretion of bond discount	17,144	11,587	11,700
Amortization of intangible assets	4,010	4,226	5,020
Amortization of acquired net below-market leases			(33)	[1]
Amortization of deferred revenue		(1,001)	(6,026)
Gains on sale of containers, net	(13,469)	(27,340)	(34,837)
Bargain purchase gain			(9,441)
Share-based compensation expense	7,499	5,694	7,968
Decrease (increase) in:
Accounts receivable, net	575	(5,949)	(4,226)
Trading containers, net	6,336	(5,713)	5,674
Prepaid expenses and other current assets	(12,240)	(4,692)	218
Due from affiliates, net		4,377	(3,564)
Other assets	8,196	(3,852)	2,219
Increase (decrease) in:
Accounts payable	(2,434)	3,635	1,631
Accrued expenses	2,097	(4,491)	(4,850)
Deferred revenue and other liabilities	(345)	(413)	(316)
Due to owners, net	(1,772)	(443)	(1,460)
Long-term income tax payable	(8,354)	(11,530)	4,851
Deferred taxes, net	(14,100)	14,758	(2,078)
Total adjustments	167,753	127,255	73,292
Net cash provided by operating activities	362,807	316,629	278,355
Cash flows from investing activities:
Purchase of containers and fixed assets	(818,451)	(765,418)	(1,087,489)
Payment for TAP Funding Ltd.			(20,532)
Proceeds from sale of containers and fixed assets	141,181	123,738	91,324
Receipt of payments on direct financing and sales-type leases, net of income earned	78,173	57,200	30,582
Net cash used in investing activities	(599,097)	(584,480)	(986,115)
Cash flows from financing activities:
Proceeds from revolving credit facilities	393,251	447,138	435,720
Principal payments on revolving credit facilities	(308,937)	(136,573)	(127,327)
Proceeds from secured debt facilities	470,500	249,600	907,000
Principal payments on secured debt facilities	(262,000)	(315,000)	(853,697)
Proceeds from term loan	500,000
Principal payments on term loan	(24,300)
Proceeds from bonds payable	301,298	299,359	400,000
Principal payments on bonds payable	(741,405)	(139,022)	(118,168)
Decrease (increase) in restricted cash	2,850	(8,215)	(7,173)
Debt issuance costs	(12,441)	(13,633)	(24,048)
Issuance of common shares upon exercise of share options	2,497	3,617	4,669
Issuance of common shares in public offering, net of offering costs			184,839
Excess tax benefit from share-based compensation awards	2,124	2,444	2,580
Capital contributions from noncontrolling interest	6,457	2,476	12,007
Dividends paid	(106,648)	(104,199)	(83,473)
Net cash (used in) provided by financing activities	223,246	287,992	732,929
Effect of exchange rate changes	(112)	(45)	142
Net (decrease) increase in cash and cash equivalents	(13,156)	20,096	25,311
Cash and cash equivalents, beginning of the year	120,223	100,127	74,816
Cash and cash equivalents, end of the year	107,067	120,223	100,127
Cash paid during the year for:
Interest and realized losses on interest rate swaps, collars and caps, net	79,536	81,440	70,392
Net income taxes paid	2,045	1,454	820
Supplemental disclosures of noncash investing activities:
Increase (decrease) in accrued container purchases	40,504	(64,889)	62,198
Containers placed in direct financing and sales-type leases	164,218	121,152	149,115
Intangible assets relinquished for container purchases	$ 156		$ 8,305

[1]	Represents a step acquisition adjustment related to TL's purchase of 3,000 additional Class A shares of TMCL on November 1, 2007. The adjustment was recorded to increase the balance of lease contracts to an amount that equaled the fair market value of the lease contracts on the date of the acquisition.